Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Investments In Associates And Joint Ventures

	2021 £m	2020 £m

1 January	1,796	1,860

Total comprehensive income (note 9)	412	323

Dividends	(392)	(394)

Additions (note 27(c))	130	5

Other equity movements	2	2

31 December	1,948	1,796

Non-current assets	1,286	1,021

Current assets	1,144	1,155

Non-current liabilities	(83)	(61)

Current liabilities	(399)	(319)

	1,948	1,796

ITC Ltd. (Group’s share of the market value is £7,839 million (2020: £7,574 million))	1,759	1,724

Other listed associates (Group’s share of the market value is £232 million (2020: £184 million))	154	26

Unlisted associates	35	46

	1,948	1,796

ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Latest Published Information

	2021 £m	2020 £m

Non-current assets	3,889	3,399

Current assets	3,391	3,513

Non-current liabilities	(231)	(194)

Current liabilities	(1,061)	(858)

	5,988	5,860

Group’s share of ITC Ltd. (2021: 29.38%; 2020: 29.42%)	1,759	1,724